Form N-1A Cover	Jul. 07, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Document Creation Date	Jul. 07, 2026
Document Effective Date	Jul. 07, 2026
Prospectus Date	Jul. 02, 2026